Trade Payables and Other Liabilities - Summary of Trade Payables and Other Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]	Dec. 31, 2015
Non-current
Deferred revenue	€ 11,056	€ 7,557	€ 6,282
Other non-current liabilities	22,998	16,114	14,288
Total	34,054	23,671	20,570	€ 22,231
Current
Trade payables	109,463	47,489	23,076
Tax and social security	7,989	9,357	6,528
Customer deposits	20,098	20,878	20,671
Deferred revenue	60,472	73,262	63,974
Accrued expenses	81,074	78,804	57,077
Other current liabilities	1,781	122	107
Total	€ 280,877	€ 229,912	€ 171,433	€ 162,662

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.